UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4098

Name of Registrant:	Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1:	Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Common Stocks (98.3%)
Consumer Discretionary (11.1%)
*	DIRECTV Group, Inc.	28,720,807	657,994
	Sony Corp. ADR	12,150,000	265,720
	TJX Cos., Inc.	12,844,800	264,218
[1]	Whirlpool Corp.	5,945,000	245,826
*	Kohl's Corp.	5,172,400	187,241
	Target Corp.	5,019,000	173,306
*	Amazon.com, Inc.	2,514,600	128,949
	The Walt Disney Co.	5,650,000	128,198
*	Bed Bath & Beyond, Inc.	3,391,000	86,199
	Mattel, Inc.	4,800,000	76,800
	Eastman Kodak Co.	9,000,000	59,220
	Lowe's Cos., Inc.	2,450,000	52,724
	Best Buy Co., Inc.	1,575,000	44,273
	Carnival Corp.	1,200,000	29,184
*	Viacom Inc. Class B	1,400,000	26,684
	Abercrombie & Fitch Co.	375,000	8,651
			2,435,187
Consumer Staples (1.9%)
	Costco Wholesale Corp.	6,900,000	362,250
	Avon Products, Inc.	1,600,000	38,448
	The Procter & Gamble Co.	510,000	31,528
			432,226
Energy (6.3%)
	Noble Energy, Inc.	6,300,000	310,086
	EOG Resources, Inc.	3,800,000	253,004
	Schlumberger Ltd.	5,113,500	216,454
	Hess Corp.	3,000,000	160,920
	Peabody Energy Corp.	5,937,100	135,069
	EnCana Corp. (New York Shares)	2,260,000	105,045
*	Plains Exploration & Production Co.	4,000,000	92,960
	ConocoPhillips Co.	900,000	46,620
*	National Oilwell Varco Inc.	1,037,000	25,344
	Murphy Oil Corp.	350,000	15,523
	Petroleo Brasileiro SA Series A ADR	400,000	8,164
*	Transocean Ltd.	150,000	7,088
	Noble Corp.	220,000	4,853
	Petroleo Brasileiro SA ADR	100,000	2,449
			1,383,579

Financials (4.8%)
	Marsh & McLennan Cos., Inc.	14,500,000	351,915
*	Berkshire Hathaway Inc. Class B	65,600	210,838
	The Chubb Corp.	2,400,000	122,400
	Bank of New York Mellon Corp.	3,881,140	109,953
	Discover Financial Services	10,140,800	96,642
	AFLAC Inc.	1,010,000	46,298
	Wells Fargo & Co.	1,150,000	33,902
	JPMorgan Chase & Co.	880,000	27,746
	Progressive Corp. of Ohio	1,666,500	24,681
	Capital One Financial Corp.	505,000	16,105
	State Street Corp.	180,000	7,079
	Fifth Third Bancorp	445,000	3,676
*	SLM Corp.	100,000	890
	Citigroup Inc.	60,000	403
			1,052,528
Health Care (27.2%)
	Eli Lilly & Co.	28,164,500	1,134,184
	Novartis AG ADR	18,869,765	938,960
*	Amgen Inc.	16,005,500	924,318
	Medtronic, Inc.	21,206,652	666,313
*	Biogen Idec Inc.	13,690,393	652,074
	Roche Holdings AG	3,050,000	470,997
*	Boston Scientific Corp.	39,417,610	305,092
*	Genzyme Corp.	4,400,000	292,028
	GlaxoSmithKline PLC ADR	5,758,000	214,601
*,1	Millipore Corp.	2,820,000	145,286
*	Life Technologies Corp.	3,895,671	90,808
	Johnson & Johnson	965,000	57,736
	Wyeth	1,308,000	49,063
*	Sepracor Inc.	2,100,000	23,058
*	Genentech, Inc.	200,000	16,582
	Sanofi-Aventis ADR	160,000	5,146
			5,986,246
Industrials (13.6%)
	FedEx Corp.	13,591,800	871,914
	C.H. Robinson Worldwide Inc.	7,906,000	435,067
	Southwest Airlines Co.	34,123,300	294,143
	Honeywell International Inc.	8,074,800	265,096
	Caterpillar, Inc.	4,956,900	221,425
	United Parcel Service, Inc.	3,515,000	193,887
*,1	AMR Corp.	15,253,100	162,751
	Union Pacific Corp.	2,502,900	119,639
	Deere & Co.	2,438,700	93,451
*,1	Alaska Air Group, Inc.	2,400,000	70,200
	Granite Construction Co.	1,500,000	65,895
	The Boeing Co.	1,401,560	59,804
	Canadian Pacific Railway Ltd.	1,626,800	54,693

	Donaldson Co., Inc.	1,600,000	53,840
	3M Co.	172,471	9,924
	Expeditors International of Washington, Inc.	230,000	7,652
	Pall Corp.	185,000	5,259
	Norfolk Southern Corp.	29,500	1,388
			2,986,028
Information Technology (26.9%)
*	Oracle Corp.	41,550,600	736,692
*	Adobe Systems, Inc.	25,060,000	533,527
*	Google Inc.	1,723,500	530,235
	Microsoft Corp.	26,490,000	514,966
	Texas Instruments, Inc.	31,035,000	481,663
*,1	Intuit, Inc.	17,300,000	411,567
	QUALCOMM Inc.	10,738,000	384,743
	Hewlett-Packard Co.	8,650,000	313,908
*,1	Citrix Systems, Inc.	9,950,000	234,521
*	EMC Corp.	22,229,200	232,740
	Intel Corp.	15,000,000	219,900
*	Symantec Corp.	12,009,200	162,364
	Corning, Inc.	16,280,400	155,152
	Accenture Ltd.	4,136,200	135,626
^	LM Ericsson Telephone Co. ADR Class B	17,280,714	134,962
*	NVIDIA Corp.	15,150,000	122,261
*	Micron Technology, Inc.	36,512,373	96,393
*	eBay Inc.	6,625,000	92,485
	Applied Materials, Inc.	8,894,600	90,102
	ASML Holding NV (New York Shares)	3,623,111	65,470
	Motorola, Inc.	14,170,000	62,773
	KLA-Tencor Corp.	2,693,000	58,680
[1]	Plantronics, Inc.	3,701,500	48,860
*	Rambus Inc.	2,500,000	39,800
*	Cisco Systems, Inc.	1,600,000	26,080
*	Dell Inc.	1,380,000	14,131
*	Entegris Inc.	2,583,472	5,658
*	Yahoo! Inc.	124,900	1,524
*	Apple Inc.	11,500	982
			5,907,765
Materials (6.3%)
	Potash Corp. of Saskatchewan, Inc.	6,320,000	462,750
	Monsanto Co.	6,351,460	446,825
	Praxair, Inc.	3,670,867	217,903
	Vulcan Materials Co.	1,100,000	76,538
	Weyerhaeuser Co.	2,380,631	72,871

	Alcoa Inc.	4,854,000	54,656
	Dow Chemical Co.	1,500,000	22,635
*	Domtar Corp.	12,622,723	21,080
	Freeport-McMoRan Copper & Gold, Inc. Class B	600,000	14,664
			1,389,922
Telecommunication Services (0.1%)
*	Sprint Nextel Corp.	11,790,000	21,576

Utilities (0.1%)
*	AES Corp.	1,722,600	14,194

Total Common Stocks (Cost $21,614,265)			21,609,251

	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (1.9%)
Money Market Fund (1.9%)
[2,3]	Vanguard Market Liquidity Fund (Cost $405,836)	1.378%	405,836,306	405,836
Total Investment (100.2%) (Cost $22,020,101)				22,015,087
[3] Other Assets and Liabilities-Net (-0.2%)				(41,047)
Net Assets (100%)				21,974,040

PRIMECAP Fund

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,811,000.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $5,953,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

PRIMECAP Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m.., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At December 31, 2008, the cost of investment securities for tax purposes was $22,020,101,000. Net unrealized depreciation of investment securities for tax purposes was $5,014,000, consisting of unrealized gains of $4,961,369,000 on securities that had risen in value since their purchase and $4,966,383,000 in unrealized losses on securities that had fallen in value since their purchase.

PRIMECAP Fund

		Current Period Transactions
	Sept. 30, 2008		Proceeds from		Dec. 31, 2008
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alaska Air Group, Inc.	57,092	-	10,025	-	70,200
AMR Corp.	149,452	277	-	-	162,751
Applied Biosystems Inc.	301,393	-	253,802	-	-
Citrix Systems, Inc.	251,337	-	-	-	234,521
Intuit, Inc.	546,853	-	-	-	411,567
Millipore Corp.	194,016	-	-	-	145,286
Plantronics, Inc.	105,878	-	16,450	185	48,860
Whirlpool Corp.	442,835	15,249	-	2,402	245,826
	2,048,856			2,587	1,319,011

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	21,544,090
Level 2- Other significant observable inputs	470,997
Level 3- Significant unobservable inputs	-
Total	22,015,087

Vanguard Target Retirement Income Fund

Schedule of Investments

As of December 31, 2008

	Shares	Market Value ($000)
Investment Companies (100.3%)
U.S. Stock Fund (24.7%)
Vanguard Total Stock Market Index Fund Investor Shares	21,156,146	461,204

Bond Funds (64.4%)
Vanguard Total Bond Market Index Fund Investor Shares	82,254,202	837,348
Vanguard Inflation-Protected Securities Fund Investor Shares	31,470,330	362,538
		1,199,886
International Stock Funds (6.2%)
Vanguard European Stock Index Fund Investor Shares	3,082,990	62,924
Vanguard Pacific Stock Index Fund Investor Shares	3,682,223	30,194
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,514,932	22,573
		115,691
Money Market Fund (5.0%)
Vanguard Prime Money Market Fund Investor Shares	92,641,036	92,641
Total Investment Companies (Cost $2,090,942)		1,869,422
Other Assets and Liabilities-Net (-0.3%)		(5,264)
Net Assets (100%)		1,864,158

Target Retirement Income Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At December 31, 2008, the cost of investment securities for tax purposes was $2,090,942,000. Net unrealized depreciation of investment securities for tax purposes was $221,520,000, consisting of unrealized gains of $8,024,000 on securities that had risen in value since their purchase and $229,544,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2005 Fund

Schedule of Investments

As of December 31, 2008

	Shares	Market Value ($000)

Investment Companies (100.1%)
U.S. Stock Fund (33.1%)
Vanguard Total Stock Market Index Fund Investor Shares	23,594,510	514,360

Bond Funds (56.3%)
Vanguard Total Bond Market Index Fund Investor Shares	64,358,775	655,172
Vanguard Inflation-Protected Securities Fund Investor Shares	19,204,053	221,231
		876,403
International Stock Funds (8.2%)
Vanguard European Stock Index Fund Investor Shares	3,463,173	70,683
Vanguard Pacific Stock Index Fund Investor Shares	4,011,641	32,896
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,625,641	24,222
		127,801
Money Market Fund (2.5%)
Vanguard Prime Money Market Fund Investor Shares	38,727,964	38,728

Total Investment Companies (Cost $1,794,556)		1,557,292
Other Assets and Liabilities-Net (-0.1%)		(1,655)
Net Assets (100%)		1,555,637

Target Retirement 2005 Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At December 31, 2008, the cost of investment securities for tax purposes was $1,794,556,000. Net unrealized depreciation of investment securities for tax purposes was $237,264,000, consisting of unrealized gains of $9,516,000 on securities that had risen in value since their purchase and $246,780,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2010 Fund

Schedule of Investments

As of December 31, 2008

	Shares	Market Value ($000)
Investment Companies (100.1%)
U.S. Stock Fund (43.1%)
Vanguard Total Stock Market Index Fund Investor Shares	45,317,966	987,931

Bond Funds (46.0%)
Vanguard Total Bond Market Index Fund Investor Shares	88,997,775	905,997
Vanguard Inflation-Protected Securities Fund Investor Shares	12,832,610	147,832
		1,053,829
International Stock Funds (11.0%)
Vanguard European Stock Index Fund Investor Shares	6,690,330	136,550
Vanguard Pacific Stock Index Fund Investor Shares	8,166,651	66,966
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,226,281	48,072
		251,588
Total Investment Companies (Cost $2,886,337)		2,293,348
Other Assets and Liabilities-Net (-0.1%)		(2,609)
Net Assets (100%)		2,290,739

Target Retirement 2010 Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At December 31, 2008, the cost of investment securities for tax purposes was $2,886,337,000. Net unrealized depreciation of investment securities for tax purposes was $592,989,000, consisting of unrealized gains of $17,238,000 on securities that had risen in value since their purchase and $610,227,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2015 Fund

Schedule of Investments

As of December 31, 2008

	Shares	Market Value ($000)

Investment Companies (100.1%)
U.S. Stock Fund (50.4%)
Vanguard Total Stock Market Index Fund Investor Shares	162,983,301	3,553,036

Bond Fund (37.0%)
Vanguard Total Bond Market Index Fund Investor Shares	255,979,313	2,605,869

International Stock Funds (12.7%)
Vanguard European Stock Index Fund Investor Shares	24,022,395	490,297
Vanguard Pacific Stock Index Fund Investor Shares	29,874,593	244,972
Vanguard Emerging Markets Stock Index Fund Investor Shares	10,887,162	162,219
		897,488
Total Investment Companies (Cost $8,698,604)		7,056,393
Other Assets and Liabilities-Net (-0.1%)		(5,048)
Net Assets (100%)		7,051,345

Target Retirement 2015 Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At December 31, 2008, the cost of investment securities for tax purposes was $8,698,604,000. Net unrealized depreciation of investment securities for tax purposes was $1,642,211,000, consisting of unrealized gains of $44,833,000 on securities that had risen in value since their purchase and $1,687,044,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2020 Fund

Schedule of Investments

As of December 31, 2008

	Shares	Market Value ($000)
Investment Companies (100.1%)
U.S. Stock Fund (56.1%)
Vanguard Total Stock Market Index Fund Investor Shares	92,631,658	2,019,370

Bond Fund (29.7%)
Vanguard Total Bond Market Index Fund Investor Shares	105,022,883	1,069,133

International Stock Funds (14.3%)
Vanguard European Stock Index Fund Investor Shares	13,621,983	278,025
Vanguard Pacific Stock Index Fund Investor Shares	16,710,620	137,027
Vanguard Emerging Markets Stock Index Fund Investor Shares	6,518,334	97,123
		512,175
Total Investment Companies (Cost $4,766,685)		3,600,678
Other Assets and Liabilities-Net (-0.1%)		(2,679)
Net Assets (100%)		3,597,999

Target Retirement 2020 Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At December 31, 2008, the cost of investment securities for tax purposes was $4,766,685,000. Net unrealized depreciation of investment securities for tax purposes was $1,166,007,000, consisting of unrealized gains of $16,542,000 on securities that had risen in value since their purchase and $1,182,549,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2025 Fund

Schedule of Investments

As of December 31, 2008

	Shares	Market Value ($000)
Investment Companies (99.9%)
U.S. Stock Fund (62.1%)
Vanguard Total Stock Market Index Fund Investor Shares	193,902,535	4,227,075

Bond Fund (22.0%)
Vanguard Total Bond Market Index Fund Investor Shares	147,170,184	1,498,193

International Stock Funds (15.8%)
Vanguard European Stock Index Fund Investor Shares	28,595,517	583,634
Vanguard Pacific Stock Index Fund Investor Shares	36,073,396	295,802
Vanguard Emerging Markets Stock Index Fund Investor Shares	13,007,857	193,817
		1,073,253
Total Investment Companies (Cost $8,903,727)		6,798,521
Other Assets and Liabilities-Net (0.1%)		3,461
Net Assets (100%)		6,801,982

Target Retirement 2025 Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At December 31, 2008, the cost of investment securities for tax purposes was $8,903,727,000. Net unrealized depreciation of investment securities for tax purposes was $2,105,206,000, consisting of unrealized gains of $27,637,000 on securities that had risen in value since their purchase and $2,132,843,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2030 Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Fund (67.9%)
	Vanguard Total Stock Market Index Fund Investor Shares	69,124,332	1,506,910

Bond Fund (14.8%)
	Vanguard Total Bond Market Index Fund Investor Shares	32,176,032	327,552

International Stock Funds (17.2%)
	Vanguard European Stock Index Fund Investor Shares	10,009,150	204,287
	Vanguard Pacific Stock Index Fund Investor Shares	13,247,754	108,632
	Vanguard Emerging Markets Stock Index Fund Investor Shares	4,665,781	69,520
			382,439
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 1.378%	1,391,189	1,391
Total Investment Companies (Cost $3,094,082)			2,218,292
Other Assets and Liabilities-Net (0.0%)			76
Net Assets (100%)			2,218,368

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Target Retirement 2030 Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At December 31, 2008, the cost of investment securities for tax purposes was $3,094,082,000. Net unrealized depreciation of investment securities for tax purposes was $875,790,000, consisting of unrealized gains of $5,280,000 on securities that had risen in value since their purchase and $881,070,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2035 Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)

Investment Companies (99.9%)
U.S. Stock Fund (71.8%)
	Vanguard Total Stock Market Index Fund Investor Shares	143,243,817	3,122,715

Bond Fund (9.9%)
	Vanguard Total Bond Market Index Fund Investor Shares	42,187,311	429,467

International Stock Funds (18.2%)
	Vanguard European Stock Index Fund Investor Shares	21,082,441	430,293
	Vanguard Pacific Stock Index Fund Investor Shares	26,890,672	220,503
	Vanguard Emerging Markets Stock Index Fund Investor Shares	9,510,876	141,712
			792,508
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 1.378%	974,687	975
Total Investment Companies (Cost $5,960,605)			4,345,665
Other Assets and Liabilities-Net (0.1%)			5,518
Net Assets (100%)			4,351,183

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Target Retirement 2035 Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At December 31, 2008, the cost of investment securities for tax purposes was $5,960,605,000. Net unrealized depreciation of investment securities for tax purposes was $1,614,940,000, consisting of unrealized gains of $8,565,000 on securities that had risen in value since their purchase and $1,623,505,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2040 Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Investment Companies (99.9%)
U.S. Stock Fund (71.7%)
	Vanguard Total Stock Market Index Fund Investor Shares	37,983,198	828,034

Bond Fund (10.0%)
	Vanguard Total Bond Market Index Fund Investor Shares	11,270,747	114,736

International Stock Funds (18.2%)
	Vanguard European Stock Index Fund Investor Shares	5,584,796	113,986
	Vanguard Pacific Stock Index Fund Investor Shares	7,085,661	58,102
	Vanguard Emerging Markets Stock Index Fund Investor Shares	2,542,919	37,890
			209,978
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 1.378%	307,369	307
Total Investment Companies (Cost $1,618,774)			1,153,055
Other Assets and Liabilities-Net (0.1%)			1,283
Net Assets (100%)			1,154,338

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Target Retirement 2040 Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At December 31, 2008, the cost of investment securities for tax purposes was $1,618,774,000. Net unrealized depreciation of investment securities for tax purposes was $465,719,000, consisting of unrealized gains of $1,863,000 on securities that had risen in value since their purchase and $467,582,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2045 Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Investment Companies (99.8%)
U.S. Stock Fund (71.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	72,017,733	1,569,987

Bond Fund (10.0%)
	Vanguard Total Bond Market Index Fund Investor Shares	21,396,570	217,817

International Stock Funds (18.2%)
	Vanguard European Stock Index Fund Investor Shares	10,572,632	215,787
	Vanguard Pacific Stock Index Fund Investor Shares	13,405,241	109,923
	Vanguard Emerging Markets Stock Index Fund Investor Shares	4,868,991	72,548
			398,258
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 1.378%	635,386	635
Total Investment Companies (Cost $3,005,287)			2,186,697
Other Assets and Liabilities-Net (0.2%)			4,878
Net Assets (100%)			2,191,575

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Target Retirement 2045 Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At December 31, 2008, the cost of investment securities for tax purposes was $3,005,287,000. Net unrealized depreciation of investment securities for tax purposes was $818,590,000, consisting of unrealized gains of $4,153,000 on securities that had risen in value since their purchase and $822,743,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2050 Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Investment Companies (99.7%)
U.S. Stock Fund (71.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	13,816,272	301,195

Bond Fund (9.9%)
	Vanguard Total Bond Market Index Fund Investor Shares	4,099,155	41,730

International Stock Funds (18.1%)
	Vanguard European Stock Index Fund Investor Shares	2,008,585	40,995
	Vanguard Pacific Stock Index Fund Investor Shares	2,611,547	21,415
	Vanguard Emerging Markets Stock Index Fund Investor Shares	912,634	13,598
			76,008
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 1.378%	515,394	515
Total Investment Companies (Cost $579,582)			419,448
Other Assets and Liabilities-Net (0.3%)			1,241
Net Assets (100%)			420,689

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Target Retirement 2050 Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At December 31, 2008, the cost of investment securities for tax purposes was $579,582,000. Net unrealized depreciation of investment securities for tax purposes was $160,134,000, consisting of unrealized gains of $694,000 on securities that had risen in value since their purchase and $160,828,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 13, 2009

VANGUARD CHESTER FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 13, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.